Supplemental Income Statement Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Income Statement Information
Interest expense		$ 322	$ 199	$ 149
Interest income		(50)	(29)	(26)
Pension and postretirement net periodic benefit cost (benefit)		(128)	(196)	34
Total		$ 144	$ (26)	$ 157
Loss on extinguishment of debt	$ 96